UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105
                                                     ---------

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                      Date of reporting period: 05/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      15.9%
--------------------------------------------------------------------------------
France                                                                     12.8
--------------------------------------------------------------------------------
United Kingdom                                                             11.8
--------------------------------------------------------------------------------
The Netherlands                                                             6.8
--------------------------------------------------------------------------------
Switzerland                                                                 6.4
--------------------------------------------------------------------------------
Germany                                                                     6.2
--------------------------------------------------------------------------------
Italy                                                                       5.1
--------------------------------------------------------------------------------
Korea, Republic of South                                                    5.0
--------------------------------------------------------------------------------
United States                                                               4.5
--------------------------------------------------------------------------------
Turkey                                                                      3.4

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       2.9%
--------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                 2.5
--------------------------------------------------------------------------------
Haseko Corp.                                                                2.5
--------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                               2.3
--------------------------------------------------------------------------------
Nokia Oyj                                                                   2.3
--------------------------------------------------------------------------------
Eni SpA                                                                     2.2
--------------------------------------------------------------------------------
Nestle SA                                                                   2.2
--------------------------------------------------------------------------------
Hyundai Motor Co.                                                           2.1
--------------------------------------------------------------------------------
Credit Agricole SA                                                          2.0
--------------------------------------------------------------------------------
Aegon NV                                                                    1.9

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------


              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REGIONAL ALLOCATION

Europe                          63.9%
Asia                            25.5
United States/Canada             5.7
Middle East/Africa               3.4
Latin America                    1.5

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


              10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. Effective January 1, 2003, the Fund's Board of Directors voluntarily reduced the Class A asset-based sales charge to zero.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


              11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


              12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


              13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         BEGINNING    ENDING      EXPENSES
                                         ACCOUNT      ACCOUNT     PAID DURING
                                         VALUE        VALUE       6 MONTHS ENDED
                                         (12/1/06)    (5/31/07)   MAY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                          $ 1,000.00   $ 1,140.40   $ 6.31
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00     1,019.05     5.96
--------------------------------------------------------------------------------
Class B Actual                            1,000.00     1,135.20    11.23
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00     1,014.46    10.60
--------------------------------------------------------------------------------
Class C Actual                            1,000.00     1,135.40    11.02
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00     1,014.66    10.40
--------------------------------------------------------------------------------
Class N Actual                            1,000.00     1,137.90     8.56
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00     1,016.95     8.08

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2007 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Class A                  1.18%
----------------------------------
Class B                  2.10
----------------------------------
Class C                  2.06
----------------------------------
Class N                  1.60

The expense ratios reflect reduction to custodian fees and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


              14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  May 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--95.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Continental AG                                             87,472   $12,346,524
--------------------------------------------------------------------------------
AUTOMOBILES--6.2%
Bayerische Motoren
Werke AG                                                  433,062    28,919,747
--------------------------------------------------------------------------------
Hyundai Motor Co.                                         345,923    24,495,733
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                       141,240    11,191,786
--------------------------------------------------------------------------------
Toyota Motor Corp.                                        110,620     6,665,062
                                                                    ------------
                                                                     71,272,328

--------------------------------------------------------------------------------
DISTRIBUTORS--2.2%
Fujitsu Devices, Inc.                                     587,000    10,731,923
--------------------------------------------------------------------------------
Medion AG 1                                               945,652    14,861,900
                                                                    ------------
                                                                     25,593,823

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.6%
Agfa Gevaert NV                                           267,800     6,994,171
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Compass Group plc                                       1,345,230    10,042,210
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.2%
Barratt Developments
plc                                                       135,370     2,924,412
--------------------------------------------------------------------------------
Haseko Corp. 1                                          9,222,000    28,786,419
--------------------------------------------------------------------------------
Matsushita Electric
Industrial Co.                                            127,000     2,690,315
--------------------------------------------------------------------------------
Waterford
Wedgwood plc 1                                         41,151,203     2,657,810
                                                                    ------------
                                                                     37,058,956

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Sega Sammy
Holdings, Inc.                                            360,866     6,642,069
--------------------------------------------------------------------------------
MEDIA--2.6%
British Sky
Broadcasting
Group plc                                                 935,907    12,231,171
--------------------------------------------------------------------------------
Vivendi SA                                                419,240    18,265,842
                                                                    ------------
                                                                     30,497,013

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                                        301,338   $ 9,111,946
--------------------------------------------------------------------------------
DSG International plc                                   2,168,410     7,226,316
--------------------------------------------------------------------------------
Kingfisher plc                                          3,191,330    15,687,451
--------------------------------------------------------------------------------
Signet Group plc                                          587,660     1,324,917
                                                                    ------------
                                                                     33,350,630

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Aksa Akrilik Kimya
Sanayii AS 2                                            9,158,784    26,972,358
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.4%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
Heineken NV                                               158,900     9,257,888
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                               1,967,951    17,876,471
--------------------------------------------------------------------------------
FOOD PRODUCTS--3.7%
Nestle SA                                                  64,929    25,286,686
--------------------------------------------------------------------------------
Unilever NV                                               581,520    17,347,244
                                                                    ------------
                                                                     42,633,930

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Coreana Cosmetics
Co. Ltd. 1,2                                            4,437,185     6,958,508
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                     104,529     5,683,669
                                                                    ------------
                                                                     12,642,177

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.3%
Amorepacific Corp.                                          7,935     6,670,942
--------------------------------------------------------------------------------
Pacific Corp.                                              42,889     7,858,515
                                                                    ------------
                                                                     14,529,457

--------------------------------------------------------------------------------
ENERGY--6.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.4%
Petroleum
Geo-Services ASA 1                                        469,400    11,791,134
--------------------------------------------------------------------------------
Seabird Exploration
Ltd. 1                                                  2,643,465    15,428,230
                                                                    ------------
                                                                     27,219,364


              15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS--4.3%
Eni SpA                                                   723,400   $25,580,204
--------------------------------------------------------------------------------
Thai Oil Public Co.
Ltd. 3                                                  1,789,800     3,503,254
--------------------------------------------------------------------------------
Total SA                                                  273,050    20,574,550
                                                                    ------------
                                                                     49,658,008

--------------------------------------------------------------------------------
FINANCIALS--21.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Nomura Securities
Co. Ltd.                                                  522,000    10,728,546
--------------------------------------------------------------------------------
COMMERCIAL BANKS--10.0%
ABN Amro Holding
NV                                                        381,957    18,311,775
--------------------------------------------------------------------------------
Anglo Irish Bank
Corp.                                                     685,900    16,104,839
--------------------------------------------------------------------------------
Bank of Ireland                                           873,208    18,929,523
--------------------------------------------------------------------------------
Credit Agricole SA                                        545,233    22,508,038
--------------------------------------------------------------------------------
Danske Bank AS                                            132,600     5,778,704
--------------------------------------------------------------------------------
National Bank of
Greece SA 1                                               312,400    18,655,138
--------------------------------------------------------------------------------
Royal Bank of
Scotland Group plc
(The)                                                   1,258,371    15,635,575
                                                                    ------------
                                                                    115,923,592

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Alarko Holding AS 1                                     1,506,000     3,850,574
--------------------------------------------------------------------------------
Ichiyoshi Securities
Co. Ltd.                                                  208,400     3,270,698
--------------------------------------------------------------------------------
Investor AB, B Shares                                     514,788    13,354,402
                                                                    ------------
                                                                     20,475,674

--------------------------------------------------------------------------------
INSURANCE--6.7%
Aegon NV                                                1,081,305    22,173,453
--------------------------------------------------------------------------------
Aksigorta AS                                              125,117       690,223
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                         520,648    21,016,752
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                     352,952    33,600,754
                                                                    ------------
                                                                     77,481,182

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE--2.0%
Emperor
Entertainment
Hotel Ltd.                                             28,153,000   $ 6,453,761
--------------------------------------------------------------------------------
First Juken Co. Ltd. 2                                  1,959,700    16,247,636
                                                                    ------------
                                                                     22,701,397

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
Shanghai Forte Land
Co. Ltd.                                                8,307,000     4,829,868
--------------------------------------------------------------------------------
HEALTH CARE--7.3%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Mediceo Paltac
Holdings Co. Ltd.                                         571,440     9,090,451
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.5%
iSOFT Group plc 1                                       6,662,150     5,969,314
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.0%
China Pharmaceutical
Group Ltd. 1                                           11,540,000     4,433,658
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                       591,006    15,399,059
--------------------------------------------------------------------------------
Novartis AG                                               284,960    16,018,530
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                         182,100    17,558,479
--------------------------------------------------------------------------------
Takeda Pharmaceutical
Co. Ltd.                                                  229,300    15,443,294
                                                                    ------------
                                                                     68,853,020

--------------------------------------------------------------------------------
INDUSTRIALS--11.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                                 465,377    11,978,985
--------------------------------------------------------------------------------
AIRLINES--1.6%
Deutsche
Lufthansa AG                                              355,518    10,237,066
--------------------------------------------------------------------------------
Turk Hava Yollari
Anonim Ortakligi 1                                      1,376,800     8,744,144
                                                                    ------------
                                                                     18,981,210

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.4%
Bacou-Dalloz SA                                            61,230     8,381,340
--------------------------------------------------------------------------------
Buhrmann NV                                               406,400     5,304,269
--------------------------------------------------------------------------------
Quebecor World,
Inc.                                                    1,169,442    14,268,155
                                                                    ------------
                                                                     27,953,764


              16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.9%
Continental Engineering
Corp.                                                4,218,020   $    3,245,642
--------------------------------------------------------------------------------
Joongang Construction
Co. Ltd. 2                                             594,665       12,241,972
--------------------------------------------------------------------------------
Okumura Corp.                                        1,693,000        8,448,764
--------------------------------------------------------------------------------
Technical Olympic SA                                 3,542,000        9,531,883
--------------------------------------------------------------------------------
Vinci SA                                               138,480       10,956,315
                                                                 ---------------
                                                                     44,424,576

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
RHJ International Ltd. 1                               502,184        9,811,369
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
GEA Group AG 1                                         206,564        6,615,029
--------------------------------------------------------------------------------
MARINE--0.7%
Orient Overseas
International Ltd.                                     857,000        8,582,676
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.6%
Master Marine AS                                     3,258,500        6,753,480
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.2%
Nokia Oyj                                              981,500       26,875,395
--------------------------------------------------------------------------------
SunCorp
Technologies Ltd. 1                                 27,406,000        1,553,081
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson, B Shares                                2,321,000        8,805,135
                                                                 ---------------
                                                                     37,233,611

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
Japan Digital
Laboratory Co. Ltd.                                  1,393,500       18,343,361
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Grande Holdings
Ltd. (The)                                              60,000           28,584
--------------------------------------------------------------------------------
Nichicon Corp.                                         643,500        9,517,666
                                                                 ---------------
                                                                      9,546,250

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                            195,630   $   11,509,538
--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Arkema 1                                               131,794        8,638,014
--------------------------------------------------------------------------------
Polynt SpA                                           1,440,144        5,856,962
                                                                 ---------------
                                                                     14,494,976

--------------------------------------------------------------------------------
METALS & MINING--1.6%
Arcelor Mittal                                         120,205        7,218,543
--------------------------------------------------------------------------------
Hindalco Industries
Ltd.                                                 3,268,100       11,362,226
                                                                 ---------------
                                                                     18,580,769

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
PaperlinX Ltd.                                       1,779,500        6,085,599
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
Cable & Wireless plc 4                               3,209,917       12,566,423
--------------------------------------------------------------------------------
France Telecom SA 1                                    623,140       19,142,193
--------------------------------------------------------------------------------
Telecom Italia SpA                                   3,276,600        7,640,506
--------------------------------------------------------------------------------
Telefonos de Mexico
SA de CV, Cl. L                                      5,133,000       10,338,171
                                                                 ---------------
                                                                     49,687,293

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.3%
KDDI Corp.                                               1,289       11,059,818
--------------------------------------------------------------------------------
Vodafone Group plc                                   4,871,112       15,239,707
                                                                 ---------------
                                                                     26,299,525

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric
Power Co. (The)                                        131,480        7,735,389
                                                                 ---------------
Total Common Stocks
(Cost $887,738,757)                                               1,105,257,821


              17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.0%
--------------------------------------------------------------------------------
AED Oil Ltd., 6.50%
Cv. Unsec. Unsub. Nts.,
2/23/12                                          $  7,562,000   $     9,074,400
--------------------------------------------------------------------------------
Master Marine AS,
6% Cv. Nts., 6/1/10                                15,126,000         2,507,982
                                                                 ---------------
Total Convertible
Corporate Bonds
and Notes
(Cost $10,958,215)                                                   11,582,382

                                                                          VALUE
                                                    SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.5%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.29% 2,5
(Cost $52,037,973)                                 52,037,973   $    52,037,973
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $950,734,945)                                     101.3%    1,168,878,176
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (1.3)      (15,151,658)
                                                    ----------------------------
NET ASSETS                                              100.0%  $ 1,153,726,518
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES         GROSS          GROSS         SHARES
                                NOV. 30, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
-----------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS       7,315,909     1,842,875             --      9,158,784
Coreana Cosmetics Co. Ltd.          3,802,657       634,528             --      4,437,185
First Juken Co. Ltd.                1,306,050       653,650             --      1,959,700
Joongang Construction Co. Ltd.        465,485       129,180             --        594,665
Oppenheimer Institutional
Money Market Fund, Cl. E           31,212,445   218,696,146    197,870,618     52,037,973

                                                                     VALUE       DIVIDEND
                                                                SEE NOTE 1         INCOME
-----------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                                 $ 26,972,358    $   865,529
Coreana Cosmetics Co. Ltd.                                       6,958,508             --
First Juken Co. Ltd.                                            16,247,636        133,120
Joongang Construction Co. Ltd.                                  12,241,972        212,184
Oppenheimer Institutional
Money Market Fund, Cl. E                                        52,037,973        691,364
                                                              ---------------------------
                                                              $114,458,447    $ 1,902,197
                                                              ===========================

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $3,503,254, which represents 0.30% of the Fund's net assets. See Note 6 of accompanying Notes.

4. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

5. Rate shown is the 7-day yield as of May 31, 2007.


              18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                 $   186,022,895      15.9%
France                                                    149,195,542      12.8
United Kingdom                                            137,806,695      11.8
The Netherlands                                            79,613,172       6.8
Switzerland                                                74,905,970       6.4
Germany                                                    72,980,266       6.2
Italy                                                      60,094,424       5.1
Korea, Republic of South                                   58,225,670       5.0
United States                                              52,037,973       4.5
Turkey                                                     40,257,299       3.4
Ireland                                                    37,692,172       3.2
Norway                                                     36,480,826       3.1
Greece                                                     28,187,021       2.4
Finland                                                    26,875,395       2.3
Sweden                                                     22,159,537       1.9
Belgium                                                    16,805,540       1.4
Australia                                                  15,159,999       1.3
Hong Kong                                                  14,597,999       1.3
Canada                                                     14,268,155       1.2
India                                                      11,362,226       1.0
Mexico                                                     10,338,171       0.9
Bermuda                                                     6,453,761       0.6
Denmark                                                     5,778,704       0.5
China                                                       4,829,868       0.4
Thailand                                                    3,503,254       0.3
Taiwan                                                      3,245,642       0.3
                                                      --------------------------
Total                                                 $ 1,168,878,176     100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

May 31, 2007
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $840,324,750)                                                    $ 1,054,419,729
Affiliated companies (cost $110,410,195)                                                          114,458,447
                                                                                              ---------------
                                                                                                1,168,878,176
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                3,630,918
-------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $686,390)                                                              680,919
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                               1,073,060
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                              6,950,691
Shares of capital stock sold                                                                        1,538,227
Investments sold                                                                                    1,087,814
Other                                                                                                  55,993
                                                                                              ---------------
Total assets                                                                                    1,183,895,798

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                 491,365
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                              27,233,474
Shares of capital stock redeemed                                                                    1,614,821
Distribution and service plan fees                                                                    447,984
Directors' compensation                                                                               102,372
Foreign capital gains tax                                                                              97,022
Transfer and shareholder servicing agent fees                                                          95,823
Shareholder communications                                                                             61,009
Other                                                                                                  25,410
                                                                                              ---------------
Total liabilities                                                                                  30,169,280

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $ 1,153,726,518
                                                                                              ===============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                          $       480,954
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                        891,546,162
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   9,037,276
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                     34,043,375
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                                 218,618,751
                                                                                              ---------------
NET ASSETS                                                                                    $ 1,153,726,518
                                                                                              ===============


              20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $974,978,889 and 40,140,856 shares of capital stock outstanding)                                   $ 24.29
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                           $ 25.77
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $63,767,563 and 2,854,361 shares of capital stock outstanding)                                     $ 22.34
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $91,812,658 and 4,132,083 shares of capital stock outstanding)                                     $ 22.22
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $23,167,408 and 968,064 shares of capital stock outstanding)                                       $ 23.93

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2007
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,417,396)                       $    14,869,727
Affiliated companies (net of foreign withholding taxes of $195,440)                                 1,902,197
--------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                283,605
--------------------------------------------------------------------------------------------------------------
Interest                                                                                               33,892
                                                                                              ----------------
Total investment income                                                                            17,089,421

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fees                                                                                     2,999,191
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             1,029,153
Class B                                                                                               314,320
Class C                                                                                               427,861
Class N                                                                                                52,716
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                               347,641
Class B                                                                                                69,231
Class C                                                                                                86,371
Class N                                                                                                25,948
--------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                39,131
Class B                                                                                                14,164
Class C                                                                                                 9,561
Class N                                                                                                 1,498
--------------------------------------------------------------------------------------------------------------
Administrative fees                                                                                 1,001,120
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            77,960
--------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                37,301
--------------------------------------------------------------------------------------------------------------
Administration service fees                                                                               750
--------------------------------------------------------------------------------------------------------------
Other                                                                                                  85,606
                                                                                              ----------------
Total expenses                                                                                      6,619,523
Less reduction to custodian expenses                                                                      (25)
Less waivers and reimbursements of expenses                                                           (13,218)
                                                                                              ----------------
Net expenses                                                                                        6,606,280

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              10,483,141


              22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                   $    48,826,219
Foreign currency transactions                                                                       1,013,922
                                                                                              ---------------
Net realized gain                                                                                  49,840,141
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $97,022)                                          69,490,717
Translation of assets and liabilities denominated in foreign currencies                             2,975,080
                                                                                              ---------------
Net change in unrealized appreciation                                                              72,465,797

-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $   132,789,079
                                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SIX MONTHS            YEAR
                                                                                                   ENDED           ENDED
                                                                                            MAY 31, 2007    NOVEMBER 30,
                                                                                              (UNAUDITED)           2006
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $   10,483,141   $   6,976,778
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             49,840,141      38,306,923
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         72,465,797     124,394,817
                                                                                          -------------------------------
Net increase in net assets resulting from operations                                         132,789,079     169,678,518

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                       (8,543,351)     (7,340,003)
Class B                                                                                         (229,717)       (581,063)
Class C                                                                                         (375,792)       (745,034)
Class N                                                                                         (154,168)       (198,867)
                                                                                          -------------------------------
                                                                                              (9,303,028)     (8,864,967)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                      (35,071,465)    (49,610,419)
Class B                                                                                       (3,203,986)     (7,122,773)
Class C                                                                                       (4,188,390)     (7,849,925)
Class N                                                                                         (927,206)     (1,527,098)
                                                                                          -------------------------------
                                                                                             (43,391,047)    (66,110,215)

-------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                      172,738,712     251,269,584
Class B                                                                                       (3,758,443)      1,155,708
Class C                                                                                        4,326,793      13,407,639
Class N                                                                                        2,103,320       4,974,711
                                                                                          -------------------------------
                                                                                             175,410,382     270,807,642

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                               255,505,386     365,510,978
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          898,221,132     532,710,154
                                                                                          -------------------------------

End of period (including accumulated net investment income
of $9,037,276 and $7,857,163, respectively)                                               $1,153,726,518   $ 898,221,132
                                                                                          ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                                 MAY 31, 2007                                                            NOV. 30,
CLASS A                                           (UNAUDITED)          2006           2005          2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  22.60      $  20.30       $  18.28      $  15.62     $  12.58    $  14.76
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .26 1         .24 1          .16 1         .08 1        .06         .02
Net realized and unrealized gain (loss)                  2.76          4.90           1.89          2.58         2.98       (2.20)
                                                     ------------------------------------------------------------------------------
Total from investment operations                         3.02          5.14           2.05          2.66         3.04       (2.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                     (.26)         (.37)          (.03)           --           --          --
Distributions from net realized gain                    (1.07)        (2.47)            --            --           --          --
                                                     ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (1.33)        (2.84)          (.03)           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  24.29      $  22.60       $  20.30      $  18.28     $  15.62    $  12.58
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      14.04%        28.35%         11.22%        17.03%       24.17%     (14.77)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $974,979      $734,744       $405,361      $310,363     $245,349    $191,096
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $836,357      $554,281       $361,750      $274,682     $203,459    $216,977
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    2.26%         1.17%          0.81%         0.48%        0.51%       0.09%
Total expenses                                           1.18% 4       1.25% 4        1.38%         1.54%        1.59%       1.66%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                       1.18%         1.24%          1.38%         1.54%        1.59%       1.66%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%           36%           140%           87%         150%         75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007         1.18%
     Year Ended November 30, 2006          1.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                                YEAR
                                                        ENDED                                                               ENDED
                                                 MAY 31, 2007                                                            NOV. 30,
CLASS B                                           (UNAUDITED)          2006           2005          2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  20.80      $  18.89       $  17.14       $ 14.78      $ 12.00     $ 14.18
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .12 1         .05 1         (.01) 1       (.06) 1      (.15)       (.11)
Net realized and unrealized gain (loss)                  2.57          4.53           1.76          2.42         2.93       (2.07)
                                                     ------------------------------------------------------------------------------
Total from investment operations                         2.69          4.58           1.75          2.36         2.78       (2.18)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.08)         (.20)            --            --           --          --
Distributions from net realized gain                    (1.07)        (2.47)            --            --           --          --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.15)        (2.67)            --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  22.34      $  20.80       $  18.89       $ 17.14      $ 14.78     $ 12.00
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      13.52%        27.19%         10.21%        15.97%       23.17%     (15.37)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 63,768      $ 63,004       $ 55,489       $47,739      $52,459     $65,144
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 63,126      $ 58,235       $ 52,591       $48,168      $55,378     $79,996
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net Investment income (loss)                             1.13%         0.25%         (0.07)%       (0.41)%      (0.31)%     (0.63)%
Total expenses                                           2.10% 4       2.16% 4        2.28%         2.43%        2.47%       2.36%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                       2.10%         2.15%          2.28%         2.43%        2.44%       2.36%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%           36%           140%           87%         150%         75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2007     2.10%
     Year Ended November 30, 2006      2.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                SIX MONTHS                                                          YEAR
                                                     ENDED                                                         ENDED
                                              MAY 31, 2007                                                      NOV. 30,
CLASS C                                        (UNAUDITED)        2006        2005        2004        2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      20.71     $ 18.85     $ 17.09     $ 14.73     $ 11.96      $  14.14
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .13 1       .05 1      (.01) 1     (.06) 1     (.05)         (.12)
Net realized and unrealized gain (loss)               2.55        4.51        1.77        2.42        2.82         (2.06)
                                              ----------------------------------------------------------------------------
Total from investment operations                      2.68        4.56        1.76        2.36        2.77         (2.18)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.10)       (.23)         --          --          --            --
Distributions from net realized gain                 (1.07)      (2.47)         --          --          --            --
                                              ----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.17)      (2.70)         --          --          --            --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $      22.22     $ 20.71     $ 18.85     $ 17.09     $ 14.73      $  11.96
                                              ============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   13.54%      27.20%      10.30%      16.02%      23.16%       (15.42)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $     91,813     $81,085     $59,564     $40,169     $31,076      $ 26,361
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $     85,897     $70,308     $50,568     $35,555     $26,952      $ 33,801
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          1.26%       0.28%      (0.05)%     (0.36)%     (0.33)%       (0.63)%
Total expenses                                        2.06% 4     2.14% 4     2.24%       2.39%       2.46%         2.37%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                    2.06%       2.13%       2.24%       2.39%       2.43%         2.37%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%         36%        140%         87%        150%           75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended May 31, 2007    2.06%
      Year Ended November 30, 2006     2.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS                                                          YEAR
                                                     ENDED                                                         ENDED
                                              MAY 31, 2007                                                      NOV. 30,
CLASS N                                        (UNAUDITED)        2006        2005        2004        2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      22.25     $ 20.05     $ 18.10     $ 15.52     $ 12.54      $  14.76
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           .20 1       .16 1       .08 1       .03 1       .01          (.01)
Net realized and unrealized gain (loss)               2.73        4.83        1.87        2.55        2.97         (2.21)
                                              ----------------------------------------------------------------------------
Total from investment operations                      2.93        4.99        1.95        2.58        2.98         (2.22)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  (.18)       (.32)         --          --          --            --
Distributions from net realized gain                 (1.07)      (2.47)         --          --          --            --
                                              ----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                        (1.25)      (2.79)         --          --          --            --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $      23.93     $ 22.25     $ 20.05     $ 18.10     $ 15.52      $  12.54
                                              ============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   13.79%      27.88%      10.77%      16.62%      23.76%       (15.04)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $     23,167     $19,388     $12,296     $ 6,020     $ 2,329      $  1,137
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $     21,183     $16,232     $ 9,166     $ 4,210     $ 1,637      $  1,058
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          1.75%       0.80%       0.43%       0.19%       0.17%        (0.02)%
Total expenses                                        1.60% 4     1.64% 4     1.74%       1.91%       2.04%         1.90%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                    1.60%       1.63%       1.74%       1.91%       1.92%         1.90%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 17%         36%        140%         87%        150%           75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended May 31, 2007    1.60%
      Year Ended November 30, 2006     1.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


              28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets


             29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's


             30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of May 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryfor-ward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of May 31, 2007, it is estimated that the Fund will utilize $14,779,408 of capital loss carryforward to offset realized capital gains. During the fiscal year ended November 30, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of November 30, 2006, the Fund had available for federal income tax purposes $12,472,394 of post-October losses, $2,213,884 of post-October foreign currency losses and $93,130 of post-October passive foreign investment company losses.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2007, the Fund's projected benefit obligations were increased by $27,727 and payments of $2,907 were made to retired directors, resulting in an accumulated liability of $94,722 as of May 31, 2007.


             31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's


             32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                          SIX MONTHS ENDED MAY 31, 2007    YEAR ENDED NOVEMBER 30, 2006
                                SHARES        AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                           8,900,817   $203,328,074     18,622,723    $ 377,162,339
Dividends and/or
distributions reinvested       1,895,409     41,149,334      2,823,290       52,428,502
Redeemed                      (3,170,485)   (71,738,696) 1  (8,899,250)    (178,321,257) 2
                              ------------------------------------------------------------
Net increase                   7,625,741   $172,738,712     12,546,763    $ 251,269,584
                              ============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                             283,775   $  5,928,907        739,100    $  13,937,282
Dividends and/or
distributions reinvested         160,088      3,209,771        414,170        7,140,297
Redeemed                        (618,602)   (12,897,121) 1  (1,061,524)     (19,921,871) 2
                              ------------------------------------------------------------
Net increase (decrease)         (174,739)  $ (3,758,443)        91,746    $   1,155,708
                              ============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                             483,333   $ 10,056,464      1,141,232    $  21,263,320
Dividends and/or
distributions reinvested         198,488      3,957,858        424,672        7,287,375
Redeemed                        (465,284)    (9,687,529) 1    (810,673)     (15,143,056) 2
                              ------------------------------------------------------------
Net increase                     216,537   $  4,326,793        755,231    $  13,407,639
                              ============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                             224,003   $  5,016,968        439,087    $   8,813,526
Dividends and/or
distributions reinvested          48,210      1,033,145         89,558        1,643,396
Redeemed                        (175,662)    (3,946,793) 1    (270,294)      (5,482,211) 2
                              ------------------------------------------------------------
Net increase                      96,551   $  2,103,320        258,351    $   4,974,711
                              ============================================================

1. Net of redemption fees of $2,109, $159, $217 and $53 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $6,475, $680, $821 and $190 for Class A, Class B, Class C and Class N, respectively.


             33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 31, 2007, were as follows:

                                           PURCHASES            SALES
            ---------------------------------------------------------
            Investment securities       $295,377,554     $167,012,081

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

            FEE SCHEDULE
            ----------------------------------
            Up to $1 billion             0.60%
            Over $1 billion              0.55

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2007, the Fund paid $1,001,120 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2007, the Fund paid $528,201 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


             34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2007 for Class B, Class C and Class N shares were $132,829, $1,526,297 and $234,519, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                     CLASS A         CLASS B         CLASS C         CLASS N
                     CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                   FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
               SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
May 31, 2007        $510,002          $1,184         $47,262          $2,920            $900

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended May 31, 2007, the Manager waived $13,218 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


             35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                 CONTRACT          VALUATION
                                   EXPIRATION      AMOUNT              AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                    DATES      (000S)       MAY 31, 2007   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)                  6/1/07         957 CAD   $    894,280   $      1,811   $         --
Japanese Yen (JPY)              6/1/07-6/4/07      10,744 JPY         88,311             --            104
                                                                               ---------------------------
                                                                                      1,811            104
                                                                               ---------------------------

CONTRACTS TO SELL
Euro (EUR)                            9/28/07          56 EUR     76,188,521             --        491,261
Japanese Yen (JPY)                    9/28/07   3,300,000 JPY     27,539,813      1,071,249             --
                                                                               ---------------------------
                                                                                  1,071,249        491,261
                                                                               ---------------------------

Total unrealized appreciation
and depreciation                                                               $  1,073,060   $    491,365
                                                                               ===========================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is deliv-


              36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

ered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of May 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of May 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


              37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


              38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


              39 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dominic Freud and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap core funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, and five-year performance were below its peer group median. However its ten-year performance was better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap core funds, international large-cap core funds, international multi-cap value funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees and total expenses are lower than its peer group median although its actual management fees are higher than its peer group median.


              40 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


              41 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules.

      The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of

05/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 07/12/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/12/2007